Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

Common Control Transaction

On October 1, 2014, MRD sold certain oil and natural gas properties in Colorado to MEMP for a purchase price of $15 million, subject to customary post-closing adjustments. The properties are located in Weld County, Colorado in the Wattenberg Field. The properties are 100% non-operated and included interests in 74 gross wells. The transaction had an effective date of October 1, 2014 and was funded with borrowings under MEMP’s revolving credit facility. The transaction was approved by our Board and its audit committee, which is comprised entirely of independent directors.

MRD Revolving Credit Facility

On October 3, 2014, the borrowing base under our credit facility was increased. For additional information regarding MRD’s revolving credit facility, see Note 8.

MEMP Revolving Credit Facility

On October 10, 2014, the borrowing base under the MEMP credit facility was redetermined and increased. For additional information regarding MEMP’s revolving credit facility, see Note 8.

Terryville Mineral & Royalty Partners LP

On November 4, 2014, the Company’s wholly-owned subsidiary, Terryville Mineral & Royalty Partners LP (“TRVL”), filed a registration statement on Form S-1 with the SEC in connection with its proposed initial public offering of common units representing limited partner interests. In connection with the closing of the proposed offering, the Company will contribute to TRVL certain overriding royalty interests in approximately 27,000 gross acres in the Terryville Complex in exchange for limited partner interests in TRVL. The royalty interests will entitle TRVL to receive 7% of gross revenues from production within such acreage on all of the Company’s existing horizontal producing wells and future wells completed by the Company. TRVL intends to distribute the net proceeds from the proposed offering to the Company. A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective, and this prospectus does not constitute an offer to sell or a solicitation of any offers to buy these securities.

Note 16. Subsequent Events

In preparing the consolidated and combined financial statements, management has evaluated all subsequent events and transactions for potential recognition or disclosure through April 4, 2014, the date the consolidated and combined financial statements were available for issuance.

Common Control Acquisition

On April 1, 2014, MEMP acquired certain oil and natural gas producing properties in East Texas from WildHorse for a purchase price of $34.0 million, subject to customary purchase price adjustments. This transaction was financed with borrowings under MEMP’s revolving credit facility. The acquired properties primarily represent additional working interests in wells currently owned by MEMP and located primarily in Polk and Tyler Counties in the Double A Field of East Texas, as well as the Sunflower, Segno and Sugar Creek Fields.

3rd Party Acquisition

On March 25, 2014, MEMP acquired certain oil and gas producing properties in the Eagle Ford trend from Alta Mesa Holdings, LP for a purchase price of $173 million, subject to customary purchase price adjustments. The acquired properties are located in Karnes County in the core of the Eagle Ford oil window. The properties are 100% non-operated. In addition, MEMP acquired a 30% interest in the seller’s Eagle Ford leasehold. MEMP acquired all of the seller’s working and net revenue interest in the producing wells subject to a net profits interest retained by the seller that reduces annually and terminates after three years. At the end of three years, MEMP will own all of the seller’s interests in the currently producing wells.

NGPCIF NPI Acquisition

See Notes 1 and 12 for further information regarding WildHorse’s acquisition of NGPCIF NPI.

Recently Formed Subsidiaries

MRD Royalty LLC (“MRD Royalty”) and MRD Midstream LLC (“MRD Midstream”) were formed by Memorial Resource in 2014. MRD Royalty owns certain immaterial leasehold interests and overriding royalty interests in Texas and Montana. MRD Midstream owns an indirect interest in certain immaterial midstream assets in North Louisiana. Following the completion of the Offering, Memorial Resource will retain its ownership interest in MRD Royalty and MRD Midstream.

Gas Processing Agreement

On March 17, 2014, WildHorse entered into a gas processing agreement with PennTex North Louisiana, LLC (“PennTex”). PennTex is a joint venture among certain affiliates of NGP in which MRD Midstream owns a noncontrolling interest. Once PennTex’s processing plant becomes operational, it will process natural gas produced from wells located on certain leases owned by WildHorse in the state of Louisiana. The agreement has a 15-year primary term, subject to one year extensions at either party’s election. WildHorse will pay PennTex a monthly fee, subject to an annual inflationary escalation, based on volumes of natural gas delivered and processed. Once the plant is declared operational, WildHorse will be obligated to pay a minimum processing fee equal to approximately $18.3 million on an annual basis, subject to certain adjustments and conditions. The gas processing agreement requires that the processing plant be operational no later than November 1, 2015.